Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other operating expenses
Schedule of other operating expenses
	2022	2021	2020
	US $ in millions

Impairment loss (recovery)			(4.3)
Sundry	0.9	1.0
	0.9	1.0	(4.3)